Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Allowances for credit losses	$ 1,221	$ 1,235
Preferred stock, par value (in dollars per share)	$ 1.00	$ 1
Preferred stock, authorized (in shares)	10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 1.00	$ 1
Common stock, authorized (in shares)	14,000,000,000	14,000,000,000
Common stock, issued (in shares)	7,620,748,598	7,620,748,598
Treasury stock, held (in shares)	494,826,583	366,193,458
Preferred Stock – Series A
Preferred stock, issued (in shares)	48,000	48,000
Preferred stock, outstanding (in shares)	48,000	48,000
Preferred Stock – Series B
Preferred stock, issued (in shares)	20,000	0
Preferred stock, outstanding (in shares)	20,000	0
Preferred Stock – Series C
Preferred stock, issued (in shares)	70,000	0
Preferred stock, outstanding (in shares)	70,000	0